Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0000027904
Registrant Name	DELTA AIR LINES, INC.
Registration File Number	333-297387
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES